Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CLEARWATER INVESTMENT TRUST
CLEARWATER SELECT EQUITY FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 28, 2023, AS SUPPLEMENTED
The date of this Supplement is September 20, 2023.
In addition, effective immediately, the portion of the Select Equity Fund’s assets allocated to Parametric Portfolio Associates LLC (“Parametric”) has been increased to 15% from 10%. These assets have been reallocated from other subadvisers.
Accordingly, the following changes are being made to the Prospectus.
1.	All references to Parametric’s 10% allocation of Select Equity Fund assets are updated to reflect a 15% allocation.

Clearwater Select Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CLEARWATER INVESTMENT TRUST
CLEARWATER SELECT EQUITY FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 28, 2023, AS SUPPLEMENTED
The date of this Supplement is September 20, 2023.
In addition, effective immediately, the portion of the Select Equity Fund’s assets allocated to Parametric Portfolio Associates LLC (“Parametric”) has been increased to 15% from 10%. These assets have been reallocated from other subadvisers.
Accordingly, the following changes are being made to the Prospectus.
1.	All references to Parametric’s 10% allocation of Select Equity Fund assets are updated to reflect a 15% allocation.